Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Sep. 30, 2019
Prepaid Expenses And Other Current Assets
Schedule of Prepaid Expenses and Other Current Assets
	September 30, 2019	September 30, 2018
Advance to vendors for raw material purchase	$374,033	$557,827
Advance to employees for business development	77,871	121,213
Allowance for doubtful accounts	(6,377)	-
Total prepaid expenses and other current assets, net	$445,527	$679,040